UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05642

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

SEMIANNUAL REPORT

February 28, 2011

MRF

American Income
Fund

American Income Fund

OUR IMAGE–GEORGE WASHINGTON

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

TABLE OF CONTENTS

1	Explanation of Financial Statements

2	Fund Overview

3	Schedule of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

15	Statement of Cash Flows

16	Financial Highlights

17	Notes to Financial Statements

29	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

EXPLANATION OF FINANCIAL STATEMENTS

As a shareholder in the fund, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund's net asset value ("NAV") and market price per share. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund's shares trade. This price, which may be higher or lower than the fund's NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund's assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund's net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund's net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund's securities are internally fair valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund's NAV for the current and past reporting periods. It also shows total return, net investment income ratios, expense ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund's holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

American Income Fund | 2011 Semiannual Report

Fund Overview

Portfolio Allocation1

As a percentage of total investments on February 28, 2011

U.S. Government Agency Mortgage-Backed Securities	30%
High Yield Corporate Bonds	23
Commercial Mortgage-Backed Securities	15
CMO – Private Mortgage-Backed Securities	14
Asset-Backed Securities	10
Investment Grade Corporate Bonds	4
Short-Term Investments	2
Preferred Stocks	1
CMO – U.S. Agency Mortgage-Backed Securities	1
100%

CMO: Collateralized Mortgage Obligation

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security. Allocations reflect the fund's exposure to each sector through direct investments in cash market securities and do not reflect the impact on sector allocation of holding derivative instruments, such as credit default swap agreements. See the fund's Schedule of Investments for derivatives held at February 28, 2011.

American Income Fund | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
High Yield Corporate Bonds — 32.4%
Banking — 0.2%
AmSouth Bank, Series AI, 4.85%, 4/1/13	$200,000	$200,490
Basic Industry — 6.5%
AK Steel, 7.63%, 5/15/20	250,000	255,000
ALROSA Finance SA, 7.75%, 11/3/20 ■	200,000	212,000
Boise Paper Holdings LLC, 9.00%, 11/1/17	150,000	167,250
Bumi Investment, 10.75%, 10/6/17 ■	150,000	165,188
Cascades, 7.75%, 12/15/17	250,000	261,562
Cloud Peak Energy Resources LLC, 8.25%, 12/15/17	225,000	244,688
Consol Energy, 8.25%, 4/1/20 ■	250,000	275,625
Crown Americas LLC, 6.25%, 2/1/21 ■	300,000	303,000
Domtar, 7.13%, 8/15/15	57,000	62,700
Evraz Group SA, 8.25%, 11/10/15 ■	150,000	163,500
Graham Packaging, 8.25%, 10/1/18	250,000	269,375
Huntsman International LLC, 8.63%, 3/15/21 ■	250,000	277,500
Intertape Polymer US, 8.50%, 8/1/14	150,000	129,375
Lyondell Chemical, 11.00%, 5/1/18	225,000	258,187
Nova Chemicals, 8.38%, 11/1/16	250,000	274,375
Novelis, 8.38%, 12/15/17 ■	200,000	220,500
Olin, 8.88%, 8/15/19	200,000	220,000
Rhodia SA, 6.88%, 9/15/20 ■	250,000	255,937
Solutia, 7.88%, 3/15/20	250,000	275,000
Steel Dynamics, 6.75%, 4/1/15	184,000	188,140
Stora Enso OYJ, 7.25%, 4/15/36 ■	200,000	188,750
Tembec Industries, 11.25%, 12/15/18 ■	200,000	221,000
Vedanta Resources, 9.50%, 7/18/18 ■	100,000	110,250
Verso Paper Holdings LLC, 8.75%, 2/1/19 ■	250,000	261,250
		5,260,152
Capital Goods — 2.2%
Columbus McKinnon, 7.88%, 2/1/19 ■	200,000	207,000
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	150,000	107,625
Manitowoc, 9.50%, 2/15/18	250,000	279,375
Navistar International, 8.25%, 11/1/21	300,000	332,250
Polypore International, 7.50%, 11/15/17 ■	200,000	207,000
Tenneco, 8.13%, 11/15/15	350,000	374,500
Titan International, 7.88%, 10/1/17 ■	250,000	267,500
		1,775,250
Communications — 4.1%
CCO Holdings LLC, 7.00%, 1/15/19	250,000	254,375
Clear Channel Communications, 10.75%, 8/1/16	200,000	195,000
Clearwire Communications LLC, 12.00%, 12/1/15 ■	250,000	272,500
Digicel Group, 10.50%, 4/15/18 ■	200,000	228,000
Frontier Communications,
8.50%, 4/15/20	250,000	277,500
9.00%, 8/15/31	180,000	189,450
Gray Television, 10.50%, 6/29/15	100,000	106,250
Inmarsat Finance, 7.38%, 12/1/17 ■	250,000	268,750
McClatchy, 11.50%, 2/15/17	150,000	170,250
Media General, 11.75%, 2/15/17	150,000	165,750
MetroPCS Wireless, 7.88%, 9/1/18	200,000	211,250
Nextel Communications, Series C, 5.95%, 3/15/14	250,000	251,250
NII Capital, 8.88%, 12/15/19	500,000	552,500

The accompanying notes are an integral part of the financial statements.

American Income Fund | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Sinclair Television Group, 9.25%, 11/1/17 ■	$200,000	$226,000
		3,368,825
Consumer Cyclical — 5.0%
Avis Budget Car Rental LLC, 7.63%, 5/15/14	80,000	82,300
Beazer Homes USA, 9.13%, 6/15/18	250,000	258,125
Carrols, 9.00%, 1/15/13	250,000	250,625
Dana Holding, 6.50%, 2/15/19	300,000	303,000
Ford Motor, 7.45%, 7/16/31	100,000	108,845
Ford Motor Credit, 7.00%, 10/1/13	560,000	608,144
Harrah's Operating,
10.75%, 2/1/16	113,000	111,588
11.25%, 6/1/17	250,000	283,750
Hertz, 7.38%, 1/15/21 ■	200,000	209,000
JC Penney, 5.65%, 6/1/20	250,000	241,250
K Hovnanian Enterprises, 8.63%, 1/15/17	100,000	81,500
Macy's Retail Holdings, 7.00%, 2/15/28	250,000	249,375
Marina District Finance, 9.88%, 8/15/18 ■	150,000	156,375
Regal Entertainment Group, 9.13%, 8/15/18	150,000	160,500
Rite Aid, 10.38%, 7/15/16	250,000	268,750
Sealy Mattress, 10.88%, 4/15/16 ■	58,000	65,830
Wyndham Worldwide, 6.00%, 12/1/16	365,000	388,660
Wynn Las Vegas LLC, 7.75%, 8/15/20	250,000	264,375
		4,091,992
Consumer Non Cyclical — 4.3%
Blue Merger Sub, 7.63%, 2/15/19 ■	250,000	252,500
Constellation Brands, 7.25%, 5/15/17	200,000	215,000
DaVita, 6.63%, 11/1/20	250,000	253,438
Del Monte, 7.50%, 10/15/19	250,000	303,750
FAGE Dairy Industry USA, 9.88%, 2/1/20 ■	150,000	155,250
Healthsouth, 7.25%, 10/1/18	250,000	259,375
Ingles Markets, 8.88%, 5/15/17	250,000	268,750
Pilgrim's Pride, 7.88%, 12/15/18 ■	200,000	196,500
Pinnacle Foods Finance LLC, 8.25%, 9/1/17	450,000	467,437
Res-Care, 10.75%, 1/15/19 ■	150,000	162,750
Reynolds Group Issuer LLC, 8.50%, 5/15/18 ■	200,000	207,000
United Rentals North America, 8.38%, 9/15/20	200,000	211,750
Valeant Pharmaceuticals International, 6.88%, 12/1/18 ■	250,000	260,000
Viterra, 5.95%, 8/1/20 ■	250,000	247,963
		3,461,463
Electric — 2.0%
AES, 8.00%, 10/15/17	250,000	271,250
Calpine, 7.88%, 7/31/20 ■	250,000	264,375
Dubai Electricity & Water Authority, 7.38%, 10/21/20 ■	200,000	187,000
Edison Mission Energy, 7.75%, 6/15/16	200,000	179,000
Midwest Generation LLC, Series B, 8.56%, 1/2/16	315,445	326,486
Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	211,000
PPL Capital Funding, Series A, 6.70%, 3/30/67 r	200,000	196,500
		1,635,611
Energy — 3.0%
Aquilex Holdings LLC, 11.13%, 12/15/16	150,000	157,875
Brigham Exploration, 8.75%, 10/1/18 ■	250,000	277,500
Concho Resources, 8.63%, 10/1/17	250,000	275,625
Forest Oil, 7.25%, 6/15/19	115,000	119,025
Linn Energy LLC, 8.63%, 4/15/20 ■	200,000	223,000

The accompanying notes are an integral part of the financial statements.

American Income Fund | 2011 Semiannual Report

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Patriot Coal, 8.25%, 4/30/18	$250,000	$267,500
PetroHawk Energy, 7.88%, 6/1/15	215,000	227,900
Petroplus Finance, 9.38%, 9/15/19 ■	200,000	208,000
Range Resources, 8.00%, 5/15/19	250,000	275,312
SM Energy, 6.63%, 2/15/19 ■	250,000	252,813
Stone Energy, 8.63%, 2/1/17	150,000	156,375
		2,440,925
Finance — 1.4%
Ally Financial, 7.50%, 9/15/20 ■	250,000	273,437
CIT Group, 7.00%, 5/1/16	200,000	201,750
Icahn Enterprises LP, 7.75%, 1/15/16	250,000	258,125
International Lease Finance, 8.63%, 9/15/15 ■	200,000	225,500
PHH, 9.25%, 3/1/16 ■	200,000	217,000
		1,175,812
Insurance — 0.9%
CNO Financial Group, 9.00%, 1/15/18 ■	250,000	266,250
Genworth Financial, 6.15%, 11/15/66 r	300,000	235,875
Liberty Mutual Group, 10.75%, 6/15/58 ■ r	175,000	227,938
		730,063
Natural Gas — 1.5%
Crosstex Energy LP, 8.88%, 2/15/18	200,000	220,500
Energy Transfer Equity LP, 7.50%, 10/15/20	200,000	216,750
Holly Energy Partners LP, 6.25%, 3/1/15	250,000	246,875
Inergy LP, 7.00%, 10/1/18 ■	100,000	103,625
Sabine Pass LNG, 7.50%, 11/30/16	200,000	202,500
Southern Union, 7.20%, 11/1/66 r	200,000	188,000
		1,178,250
Real Estate — 0.3%
Realogy, 11.50%, 4/15/17 ■	125,000	133,125
Shimao Property Holdings, 8.00%, 12/1/16 ■	150,000	140,250
		273,375
Sovereigns — 0.4%
Republic of Uruguay, 8.00%, 11/18/22	250,000	308,375
Technology — 0.4%
First Data, ■
12.63%, 1/15/21	71,000	74,373
8.75%, 1/15/22	85,000	83,937
Seagate HDD Cayman, 6.88%, 5/1/20 ■	150,000	147,000
		305,310
Transportation — 0.2%
Greenbrier, 8.38%, 5/15/15	175,000	179,375
Total High Yield Corporate Bonds (Cost: $24,490,606)		26,385,268
U.S. Government Agency Mortgage-Backed Securities — 42.1%
Adjustable Rate r — 0.5%
Federal Home Loan Mortgage Corporation, 2.28%, 9/1/18, #605911	91	91
Federal National Mortgage Association,
2.90%, 7/1/27, #070179	1,049	1,107
2.44%, 10/1/32, #725110 a	212,027	222,191
Government National Mortgage Association, 2.13%, 12/20/22, #008096	177,847	184,004
		407,393

American Income Fund | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Fixed Rate — 41.6%
Federal Home Loan Mortgage Corporation Gold, a
6.50%, 11/1/28, #C00676	$135,108	$153,088
5.50%, 10/1/33, #A15120	511,920	551,948
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 a	105,095	110,012
7.00%, 7/1/17, #254414 a	138,109	152,965
5.00%, 11/1/18, #750989 a	239,459	256,918
5.00%, 2/1/19, #767182 a	399,163	428,266
5.00%, 2/1/21, #745279 a	358,868	383,911
5.50%, 4/1/21, #840466 a	384,467	415,249
6.00%, 5/1/29, #323702 a	233,948	257,943
7.00%, 9/1/31, #596680 a	128,877	145,856
6.50%, 6/1/32, #596712 a	190,958	212,879
5.50%, 6/1/33, #709700 a	310,082	334,231
5.50%, 11/1/33, #555967 a	828,613	893,145
6.00%, 11/1/33, #743642 a	255,541	281,751
5.50%, 12/1/33, #756202 a	485,621	523,441
6.00%, 1/1/34, #763687 a	528,065	581,545
5.50%, 2/1/34, #766070 a	547,922	592,135
6.00%, 3/1/34, #745324 a	463,547	511,092
6.50%, 6/1/34, #735273 a	523,094	592,544
6.00%, 1/1/35, #810225 a	513,366	563,454
5.50%, 3/1/35, #815979 a	764,129	821,728
5.00%, 7/1/35, #828346 a	817,348	862,540
5.50%, 3/1/36, #878059 a	574,217	615,707
6.00%, 6/1/36, #882685 a	1,505,136	1,646,343
5.50%, 4/1/37, #888284 a	1,204,868	1,291,925
5.00%, 6/1/37, #944244 a	899,940	945,198
5.50%, 6/1/38, #995018 a	1,221,138	1,309,371
4.00%, 3/1/41 «	3,855,000	3,800,791
4.50%, 3/1/41 «	6,275,000	6,395,599
5.00%, 3/1/41 «	6,715,000	7,030,813
Government National Mortgage Association, a
5.50%, 8/15/33, #604567	733,859	800,952
6.00%, 7/15/34, #631574	330,043	370,051
		33,833,391
Total U.S. Government Agency Mortgage-Backed Securities (Cost: $32,857,235)		34,240,784
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 19.6%
Adjustable Rate r — 6.7%
California Federal Bank of Los Angeles, Series 1991-CI2, Class A, 6.15%, 7/15/21 °°	10,098	9,970
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 5.39%, 6/26/37 ■	574,393	576,292
Goldman Sachs Mortgage Loan Trust,
4.69%, 10/25/33, Series 2003-10, Class 1A1	467,117	472,985
4.02%, 1/25/35, Series 2005-AR1, Class B1 °°	1,303,896	215,233
GSMPS Mortgage Loan Trust, Series 2006-RP2, Class B1, 5.77%, 4/25/36	1,513,681	363,253
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.50%, 7/25/36	1,448,590	1,335,542
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.91%, 1/25/37	381,181	42,686
MASTR Adjustable Rate Mortgages Trust, Series 2003-5, Class 4A1, 2.00%, 11/25/33	793,787	696,247
Washington Mutual Mortgage Pass-Through Certificates,
5.70%, 9/25/36, Series 2007-HY2, Class 3A2	642,404	105,160
4.21%, 2/25/37, Series 2007-HY1, Class 4A1	718,252	573,421
5.47%, 2/25/37, Series 2007-HY1, Class 1A1	617,654	453,352

The accompanying notes are an integral part of the financial statements.

American Income Fund | 2011 Semiannual Report

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.56%, 6/25/33	$332,830	$237,080
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A3, 5.83%, 10/25/36	397,489	320,202
		5,401,423
Fixed Rate — 12.9%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 5.74%, 4/25/37 °°	745,237	96,350
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 °°	654,861	413,121
Countrywide Alternative Loan Trust,
5.00%, 1/25/35, Series 2004-28CB, Class 2A1	34,304	34,443
5.50%, 4/25/35, Series 2005-7CB, Class 2A4	513,207	513,125
Credit Suisse First Boston Mortgage Securities Corporation,
6.25%, 4/25/33, Series 2003-8, Class DB1	1,123,666	1,000,457
6.00%, 12/25/35, Series 2005-11, Class 6A7	1,000,000	600,448
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	857,532	725,261
GMAC Mortgage Corporation Loan Trust, Series 2010-1, Class A, 4.25%, 7/25/40 ■	319,415	323,693
Goldman Sachs Mortgage Loan Trust, Series 2005-4F, Class B1, 5.74%, 5/25/35 °°	2,385,242	1,389,322
GSMPS Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ■	215,182	188,803
6.81%, 3/25/43, Series 2003-1, Class B2 °°	1,525,446	828,964
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 °°	548,778	483,479
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	771,930	642,953
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 6.13%, 7/25/47	258,369	249,024
MASTR Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	404,767	420,096
Mortgage Equity Conversion Asset Trust, Series 2010-1A, Class A, 4.00%, 7/25/60 ■	490,247	490,318
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■ °°	976,977	359,473
Prime Mortgage Trust, Series 2004-2, °°
5.09%, 11/25/19, Class B2	244,329	179,560
5.09%, 11/25/19, Class B3	183,105	76,273
Residential Accredit Loans, °°
5.00%, 6/25/18, Series 2003-QS12, Class M1	559,098	441,475
5.00%, 9/25/19, Series 2004-QS13, Class M3	190,862	6,135
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.32%, 4/25/31 °°	771,488	164,841
Washington Mutual MSC Mortgage Pass-Through Certificates,
7.48%, 4/25/33, Series 2003-MS9, Class CB2 °°	305,666	174,808
6.40%, 8/25/38, Series 2004-RA3, Class 2A	191,947	199,849
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-7, °°
4.72%, 7/25/19, Class B2	419,425	308,425
4.72%, 7/25/19, Class B3	314,710	222,247
		10,532,943
Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities (Cost: $21,781,849)		15,934,366
Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities — 1.3%
Fixed Rate — 1.3%
Federal National Mortgage Association,
7.27%, 2/25/42, Series 2002-W1, Class 2A	251,554	291,881
5.75%, 12/25/42, Series 2003-W1, Class B1	1,141,690	790,154
Total Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities (Cost: $987,349)		1,082,035
Commercial Mortgage-Backed Securities — 21.5%
Other — 21.5%
Americold LLC Trust, Series 2010-ARTA, Class C, 6.81%, 1/14/29 ■	405,000	450,189
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 r	500,000	514,671

American Income Fund | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Bear Stearns Commercial Mortgage Securities, r
5.72%, 9/11/38, Series 2006-PW12, Class A4	$1,000,000	$1,100,700
5.99%, 9/11/42, Series 2007-T28, Class D ■ °°	475,000	267,785
Citigroup/Deutsche Bank Commercial Mortgage Trust, r
5.22%, 7/15/44, Series 2005-CD1, Class A4	1,000,000	1,078,908
5.89%, 11/15/44, Series 2007-CD5, Class A4	1,000,000	1,085,088
Extended Stay America Trust, Series 2010-ESHA, Class D, 5.50%, 11/5/27 ■	1,000,000	1,049,505
Greenwich Capital Commercial Funding Corporation,
5.44%, 3/10/39, Series 2007-GG9, Class A4	890,000	950,790
5.74%, 12/10/49, Series 2007-GG11, Class A4	1,465,000	1,570,342
GS Mortgage Securities Trust,
3.68%, 8/10/43, Series 2010-C1, Class A1 ■	618,474	628,268
5.80%, 8/10/45, Series 2007-GG10, Class A4 r	1,500,000	1,602,366
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20, Class A4, 5.79%, 2/12/51 r	500,000	543,047
LB-UBS Commercial Mortgage Trust, Series 2008-C1, r
6.10%, 4/15/41, Class A2	752,000	833,621
6.10%, 4/15/41, Class AM	210,000	221,711
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	960,000	1,028,158
Morgan Stanley Capital I,
6.28%, 1/11/43, Series 2008-T29, Class A4 r	1,125,000	1,254,054
5.33%, 12/15/43, Series 2006-IQ12, Class A4	565,000	603,691
5.45%, 2/12/44, Series 2007-HQ11, Class A4 r	600,000	637,769
5.26%, 9/15/47, Series 2011-C1, Class C ■	250,000	254,440
Vornado DP LLC, Series 2010-VNO, Class A1, 2.97%, 9/13/28 ■	536,025	526,031
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	1,000,000	1,028,204
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.39%, 2/15/44 ■	250,000	255,938
Total Commercial Mortgage-Backed Securities (Cost: $15,021,751)		17,485,276
Asset-Backed Securities — 13.4%
Home Equity — 9.2%
AH Mortgage Advance Trust, ■
3.97%, 8/15/22, Series 2010-ADV1, Class A1	500,000	501,250
8.83%, 5/10/41, Series 2010-ADV2, Class B1	500,000	501,875
8.83%, 5/10/41, Series 2010-ADV2, Class C1	500,000	492,350
Countrywide Asset-Backed Certificates, r
5.38%, 5/25/36, Series 2005-16, Class 2AF2	663,828	579,129
0.32%, 6/25/47, Series 2007-11, Class 2A1	214,118	209,501
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35	631,199	422,810
Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2A, 0.37%, 2/25/37 r	503,351	467,833
Ocwen Advance Receivables Backed Notes, Series 2009-3A, Class A, 4.14%, 7/15/23 ■	750,000	757,500
RBSSP Resecuritization Trust, ■ r
0.37%, 3/26/36, Series 2010-4, Class 1A1	448,164	418,749
0.41%, 5/26/36, Series 2009-10, Class 8A1	158,698	154,157
0.59%, 7/26/36, Series 2010-8, Class 4A1	656,501	622,919
0.40%, 3/26/37, Series 2010-11, Class 2A1	697,947	666,522
0.48%, 9/26/37, Series 2009-9, Class 9A1	297,646	286,878
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35	1,000,000	890,580
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 5.53%, 2/25/29	628,878	530,537
		7,502,590
Manufactured Housing — 3.5%
Green Tree, Series 2008-MH1, Class A1, 7.00%, 4/25/38 ■ r	126,700	129,378
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	82,477	85,000
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35%, 5/15/14	491,083	499,942

The accompanying notes are an integral part of the financial statements.

American Income Fund | 2011 Semiannual Report

American Income Fund (MRF)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶

Madison Avenue Manufactured Housing Contract, Series 2002-A, Class A1, 0.61%, 3/25/32 r	$104,759	$104,643
Newcastle Investment Trust, Series 2010-MH1, Class A, 4.50%, 7/10/35 ■	829,220	851,458
Origen Manufactured Housing,
5.25%, 12/15/18, Series 2005-B, Class A2	60,727	61,203
5.73%, 11/15/35, Series 2004-B, Class M1 r	359,777	369,837
5.99%, 1/15/37, Series 2005-B, Class M1	742,302	744,887
		2,846,348
Other — 0.7%
321 Henderson Receivables LLC, Series 2010-1A, Class B, 9.31%, 7/15/61 ■	495,000	524,518
Total Asset-Backed Securities (Cost: $10,339,122)		10,873,456
Investment Grade Corporate Bonds — 4.9%
Basic Industry — 2.0%
International Paper, 9.38%, 5/15/19	500,000	652,307
Southern Copper,
5.38%, 4/16/20	250,000	256,710
7.50%, 7/27/35	210,000	233,842
Vale Overseas, 8.25%, 1/17/34	400,000	488,205
		1,631,064
Communications — 0.2%
Qwest, 8.88%, 3/15/12	175,000	187,906
Consumer Cyclical — 0.3%
CVS Caremark, 6.30%, 6/1/37 r	200,000	197,000
Electric — 0.7%
FirstEnergy Solutions, 6.05%, 8/15/21	255,000	266,769
Teco Finance, 6.57%, 11/1/17	250,000	283,569
		550,338
Insurance — 0.5%
American International Group, 6.25%, 3/15/37	200,000	183,000
Lincoln National, 6.05%, 4/20/67 r	250,000	239,075
		422,075
Real Estate — 1.2%
Duke Realty LP, 5.50%, 3/1/16	200,000	208,478
HRPT Properties Trust — REIT, 6.25%, 8/15/16	400,000	430,745
Simon Property Group LP, 10.35%, 4/1/19	250,000	343,404
		982,627
Total Investment Grade Corporate Bonds (Cost: $3,320,151)		3,971,010
Preferred Stocks — 1.5%
Banking — 0.4%
Bank of America, Series 5	19,000	363,280
Finance — 0.5%
Goldman Sachs Group, Series A	13,000	288,210
JPMorgan Chase Capital XXVI	6,000	159,894
		448,104
Real Estate Investment Trusts — 0.6%
Cogdell Spencer, Series A	5,000	124,250
iStar Financial, Series G	1,000	20,781

American Income Fund | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	SHARES/ PAR	FAIR VALUE ¶

LaSalle Hotel Properties, Series H	5,000	$125,000
Northstar Realty Finance, Series A	4,000	94,360
Northstar Realty Finance, Series B	4,000	91,680
		456,071
Total Preferred Stocks (Cost: $1,213,054)		1,267,455
Closed-End Fund — 0.1%
Blackrock Credit Allocation Income Trust IV (Cost: $87,542)	7,000	85,610
Short-Term Investments — 2.9%
Money Market Fund — 2.6%
First American Prime Obligations Fund, Class Z, 0.06% W	2,149,721	2,149,721
U.S. Treasury Obligation — 0.3%
U.S. Treasury Bill, 0.12%, 4/14/11 ☐	$200,000	199,972
Total Short-Term Investments (Cost: $2,349,693)		2,349,693
Total Investments ▲ — 139.7% (Cost: $112,448,352)		113,674,953
Other Assets and Liabilities, Net — (39.7)%		(32,328,766)
Total Net Assets — 100.0%		$81,346,187

¶  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

■  Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other "qualified institutional buyers". On February 28, 2011, the total fair value of these investments was $20,827,830 or 25.6% of total net assets.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2011.

a  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2011, securities valued at $17,013,581 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$11,091,802	02/10/11	0.30%	03/10/11	$1,756	(1)
4,895,416	01/31/11	0.40%	03/01/11	1,562	(2)
$15,987,218				$3,318

*  Interest rate as of February 28, 2011. Rate is based on the London Interbank Offered Rate ("LIBOR") plus a spread and reset monthly.

The accompanying notes are an integral part of the financial statements.

American Income Fund | 2011 Semiannual Report

American Income Fund (MRF)

Name of broker and description of collateral:

(1)  Goldman Sachs
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $135,108 par
Federal National Mortgage Association, 6.00%, 12/1/13, $105,095 par
Federal National Mortgage Association, 7.00%, 7/1/17, $138,109 par
Federal National Mortgage Association, 5.00%, 11/1/18, $239,459 par
Federal National Mortgage Association, 5.00%, 2/1/21, $358,868 par
Federal National Mortgage Association, 6.00%, 5/1/29, $233,948 par
Federal National Mortgage Association, 7.00%, 9/1/31, $128,877 par
Federal National Mortgage Association, 5.50%, 6/1/33, $310,082 par
Federal National Mortgage Association, 6.00%, 1/1/34, $528,065 par
Federal National Mortgage Association, 5.50%, 2/1/34, $530,247 par
Federal National Mortgage Association, 6.00%, 3/1/34, $463,547 par
Federal National Mortgage Association, 6.00%, 1/1/35, $513,366 par
Federal National Mortgage Association, 5.00%, 7/1/35, $817,348 par
Federal National Mortgage Association, 5.50%, 3/1/36, $574,217 par
Federal National Mortgage Association, 6.00%, 6/1/36, $1,505,136 par
Federal National Mortgage Association, 5.50%, 4/1/37, $1,204,868 par
Federal National Mortgage Association, 5.00%, 6/1/37, $899,940 par
Federal National Mortgage Association, 5.50%, 6/1/38, $1,221,138 par
Government National Mortgage Association, 5.50%, 8/15/33, $733,859 par
Government National Mortgage Association, 6.00%, 7/15/34, $330,043 par

(2)  Barclays
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $511,920 par
Federal National Mortgage Association, 2.44%, 10/1/32, $212,027 par
Federal National Mortgage Association, 5.00%, 2/1/19, $399,163 par
Federal National Mortgage Association, 5.50%, 4/1/21, $384,467 par
Federal National Mortgage Association, 6.50%, 6/1/32, $190,958 par
Federal National Mortgage Association, 5.50%, 11/1/33, $828,613 par
Federal National Mortgage Association, 6.00%, 11/1/33, $255,541 par
Federal National Mortgage Association, 5.50%, 12/1/33, $485,621 par
Federal National Mortgage Association, 6.50%, 6/1/34, $523,094 par
Federal National Mortgage Association, 5.50%, 3/1/35, $764,129 par

«  Security purchased on a when-issued basis. On February 28, 2011, the total cost of investments purchased on a when-issued basis was $17,003,750 or 20.9% of total net assets. See note 2 in the Notes to Financial Statements.

°°  Security considered illiquid. As of February 28, 2011, the fair value of these investments was $5,637,461 or 6.9% of total net assets. See note 2 in the Notes to Financial Statements.

W  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2011. See note 2 in the Notes to Financial Statements.

☐  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of February 28, 2011.

▲  On February 28, 2011, the cost of investments for federal income tax purposes was approximately $112,448,352. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,243,976
Gross unrealized depreciation	(7,017,375)
Net unrealized appreciation	$1,226,601

REIT – Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Depreciation
U.S. Treasury 2 Year Note Futures	June 2011	3	$(654,891)	$(991)
U.S. Treasury 5 Year Note Futures	June 2011	63	(7,367,063)	(17,549)
U.S. Treasury 10 Year Note Futures	June 2011	32	(3,809,500)	(8,545)
U.S. Treasury Long Bond Futures	June 2011	18	(2,166,188)	(13,189)
				$(40,274)

American Income Fund | 2011 Semiannual Report

Statement of Assets and Liabilities | February 28, 2011 (unaudited)

Assets:
Unaffiliated investments, at fair value (Cost: $110,298,631) (note 2)	$111,525,232
Affiliated money market fund, at fair value (cost: $2,149,721) (note 3)	2,149,721
Receivable for accrued dividends and interest	1,020,907
Prepaid expenses and other assets	18,910
Total assets	114,714,770
Liabilities:
Payable for investments purchased	17,257,177
Payable for reverse repurchase agreements (note 2)	15,987,218
Bank overdraft	10,185
Payable for investment advisory fees (note 3)	40,344
Payable for administrative fees (note 3)	6,207
Payable for futures variation margin (note 2)	19,297
Payable for audit fees	26,363
Payable for legal fees	7,749
Payable for transfer agent fees	4,385
Payable for interest expense	3,318
Payable for other expenses	6,340
Total liabilities	33,368,583
Net assets applicable to outstanding capital stock	$81,346,187
Composition of net assets:
Capital stock and additional paid-in capital	$83,429,439
Distributions in excess of net investment income	(316,019)
Accumulated net realized loss on investments and futures contracts	(2,953,560)
Net unrealized appreciation of investments	1,226,601
Net unrealized depreciation of futures contracts	(40,274)
Total–representing net assets applicable to capital stock	$81,346,187
Net asset value and market price of capital stock:
Net assets applicable to capital stock	$81,346,187
Shares outstanding (authorized 200 million shares of $0.01 par value)	9,464,150
Net asset value per share	$8.60
Market price per share	$8.12

The accompanying notes are an integral part of the financial statements.

American Income Fund | 2011 Semiannual Report

Statement of Operations | For the six-month period ended February 28, 2011 (unaudited)

Investment Income:
Interest from unaffiliated investments	$3,421,723
Dividends from unaffiliated investments	35,870
Dividends from affiliated money market fund	1,015
Total investment income	3,458,608
Expenses (note 3):
Investment advisory fees	258,705
Interest expense	27,646
Administrative fees	39,801
Custodian fees	2,062
Postage and printing fees	15,878
Transfer agent fees	9,548
Listing fees	11,778
Directors' fees	32,688
Legal fees	10,535
Audit fees	21,425
Insurance fees	7,037
Pricing fees	4,854
Other expenses	21,578
Total expenses	463,535
Less: Fee reimbursements (note 3)	(1,151)
Less: Indirect payments from custodian (note 3)	(21)
Total net expenses	462,363
Net investment income	2,996,245
Net realized and unrealized gains on investments and futures contracts (notes 2 and 4):
Net realized gain on:
Investments	676,328
Futures contracts	232,066
Net change in unrealized appreciation or depreciation of:
Investments	1,504,630
Futures contracts	39,388
Net gain on investments and futures contracts	2,452,412
Net increase in net assets resulting from operations	$5,448,657

American Income Fund | 2011 Semiannual Report

Statements of Changes in Net Assets

	Six-Month Period Ended 2/28/11 (unaudited)	Year Ended 8/31/10
Operations:
Net investment income	$2,996,245	$6,704,082
Net realized gain (loss) on:
Investments	676,328	2,875,668
Futures contracts	232,066	(1,146,922)
Swap agreements	—	423,696
Net change in unrealized appreciation or depreciation of:
Investments	1,504,630	6,551,142
Futures contracts	39,388	9,122
Swap agreements	—	(142,299)
Net increase in net assets resulting from operations	5,448,657	15,274,489
Distributions to shareholders (note 2):
From net investment income	(3,310,375)	(6,813,956)
From return of capital	—	(229,440)
Total distributions	(3,310,375)	(7,043,396)
Capital Share Transactions:
Net proceeds from shares issued to shareholders from reinvestment of distributions	85,448	—
Total increase in net assets	2,223,730	8,231,093
Net assets at beginning of period	79,122,457	70,891,364
Net assets at end of period	$81,346,187	$79,122,457
Distributions in excess of net investment income	$(316,019)	$(1,889)

The accompanying notes are an integral part of the financial statements.

American Income Fund | 2011 Semiannual Report

Statement of Cash Flows | For the six-month period ended February 28, 2011 (unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$5,448,657
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(161,164,557)
Proceeds from sales of investments	165,869,562
Net purchases/sales of short-term investments	(1,529,315)
Net amortization of bond discount and premium	(175,332)
Net change in unrealized appreciation or depreciation of investments	(1,544,018)
Net realized gain/loss on investments	(908,394)
Increase in receivable for accrued dividends and interest	(65,176)
Increase in prepaid expenses and other assets	(7,295)
Decrease in receivable for futures variation margin	250,829
Decrease in accrued fees and expenses	5,643
Net cash provided by operating activities	6,180,604
Cash flows from financing activities:
Net payments from reverse repurchase agreements	(2,965,862)
Net proceeds from shares issued to shareholders from reinvestment of distributions	85,448
Distributions paid to shareholders	(3,310,375)
Net cash used in financing activities	(6,190,789)
Net decrease in cash	(10,185)
Cash at beginning of period	—
Bank overdraft at end of period	$(10,185)
Supplemental disclosure of cash flow information: Cash paid for interest	$27,248

American Income Fund | 2011 Semiannual Report

Financial Highlights

Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/28/11		Year Ended August 31,
	(unaudited)		2010	2009	2008	2007	2006
Per-Share Data
Net asset value, beginning of period	$8.37		$7.50	$7.51	$8.66	$8.77	$8.98
Operations:
Net investment income	0.32		0.71	0.65	0.53	0.50	0.52
Net realized and unrealized gains (losses) on investments and futures contracts	0.26		0.91	(0.03)	(1.16)	(0.10)	(0.21)
Total from operations	0.58		1.62	0.62	(0.63)	0.40	0.31
Distributions to shareholders:
From net investment income	(0.35)		(0.72)	(0.63)	(0.52)	(0.51)	(0.52)
Tax return of capital	—		(0.03)	—	—	—	—
Total distributions to shareholders	(0.35)		(0.75)	(0.63)	(0.52)	(0.51)	(0.52)
Net asset value, end of period	$8.60		$8.37	$7.50	$7.51	$8.66	$8.77
Market value, end of period	$8.12		$8.64	$7.15	$7.13	$8.00	$8.01
Selected Information
Total return, net asset value [1]	7.09	% [4]	22.59%	9.64%	(7.68)%	4.68%	3.62%
Total return, market value [2]	(2.06	)% [4]	32.84%	10.70%	(4.61)%	6.32%	5.23%
Net assets at end of period (in millions)	$81		$79	$71	$71	$82	$83
Ratio of expenses to average weekly net assets excluding interest expense before fee reimbursements	1.10	% [5]	1.03%	1.06%	1.01%	0.98%	0.97%
Ratio of expenses to average weekly net assets excluding interest expense after fee reimbursements	1.10	% [5]	1.03%	1.06%	1.01%	0.98%	0.97%
Ratio of expenses to average weekly net assets before fee reimbursements	1.16	% [5]	1.11%	1.56%	2.22%	2.27%	2.26%
Ratio of expenses to average weekly net assets after fee reimbursements	1.16	% [5]	1.11%	1.56%	2.22%	2.27%	2.26%
Ratio of net investment income to average weekly net assets before fee reimbursements	7.53	% [5]	8.88%	9.55%	6.38%	5.70%	5.97%
Ratio of net investment income to average weekly net assets after fee reimbursements	7.53	% [5]	8.88%	9.55%	6.39%	5.70%	5.96%
Portfolio turnover rate	144%		273%	140%	59%	107%	80%
Amount of borrowings outstanding at end of period (in millions)	$16		$19	$19	$23	$16	$27
Per-share amount of borrowings outstanding at end of period	$1.69		$2.00	$2.06	$2.39	$1.73	$2.90
Per-share amount of net assets, excluding borrowings, at end of period	$10.29		$10.37	$9.56	$9.90	$10.39	$11.67
Asset coverage ratio [3]	609%		517%	464%	414%	600%	403%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

4  Total return has not been annualized.

5  Annualized.

The accompanying notes are an integral part of the financial statements.

American Income Fund | 2011 Semiannual Report

Notes to Financial Statements | (unaudited as to February 28, 2011)

(1) Organization
   American Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund invests in fixed-income securities, primarily in mortgage-backed securities. The fund also invests in other debt securities, such as collateralized mortgage obligations (CMOs) and asset-backed securities, high-yield bonds, corporate bonds, and preferred stock. The fund will invest at least 65% of its total assets in investment-grade securities under normal market conditions. No more than 35% of the fund's total assets may be held in high-yield issues. The fund is authorized to borrow funds or issue senior securities in amounts not exceeding 33 1/3% of its total assets. Fund shares are listed on the New York Stock Exchange under the symbol MRF.

(2) Summary of Significant Accounting Policies
   Security Valuations

Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund's board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund's investment advisor, U.S. Bancorp Asset Management, Inc. ("USBAM"), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of

American Income Fund | 2011 Semiannual Report

Notes to Financial Statements

its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of February 28, 2011, the fund held no internally fair valued securities.

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of February 28, 2011, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
High Yield Corporate Bonds	$—	$26,058,782	$326,486	$26,385,268
U.S. Government Agency Mortgage-Backed Securities	—	34,240,784	—	34,240,784
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	15,934,366	—	15,934,366
Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities	—	1,082,035	—	1,082,035
Commercial Mortgage-Backed Securities	—	17,229,338	255,938	17,485,276
Asset-Backed Securities	—	10,381,106	492,350	10,873,456
Investment Grade Corporate Bonds	—	3,971,010	—	3,971,010
Preferred Stocks	1,267,455	—	—	1,267,455
Closed-End Fund	85,610	—	—	85,610
Short-Term Investments	2,149,721	199,972	—	2,349,693
Total Investments	$3,502,786	$109,097,393	$1,074,774	$113,674,953

Refer to Schedule of Investments for further industry breakout.

As of February 28, 2011, the fund's investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Futures Contracts Outstanding	$(40,274)	$—	$—	$(40,274)
Total Other Financial Instruments	$(40,274)	$—	$—	$(40,274)

*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

American Income Fund | 2011 Semiannual Report

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	High Yield Corporate Bonds	Collateralized Mortgage Obligation- Private Mortgage- Backed Securities	Commercial Mortgage- Backed Securities	Asset- Backed Securities	Preferred Stocks	Total Fair Value
Balance as of August 31, 2010	$—	$488,858	$—	$500,000	$124,800	$1,113,658
Accrued discounts/premiums	(116)	93	—	71	—	48
Realized gain (loss)	—	131	—	—	—	131
Net change in unrealized appreciation or depreciation	116	8,656	3,442	1,233	9,422	22,869
Net purchases (sales)	326,486	(7,420)	252,496	492,296	153,988	1,217,846
Net transfers in and/or (out) of Level 3	—	(490,318)	—	(501,250)	(288,210)	(1,279,778)
Balance as of February 28, 2011	$326,486	$—	$255,938	$492,350	$—	$1,074,774
Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2011	$116	$—	$3,442	$(17)	$—	$3,541

During the six-month period ended February 28, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the fund are distributed to shareholders at least annually. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock. Under the plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the fund will issue new shares at a discount of up to 5% from the current market price. For the six-month period ended February 28, 2011, the fund issued an additional 9,929 shares to shareholders from reinvestment of distributions.

Federal Taxes

The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

American Income Fund | 2011 Semiannual Report

Notes to Financial Statements

As of February 28, 2011, the fund did not have any tax positions that did not meet the "more-likely-than-not" threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, expiration of capital loss carry forwards, paydown gains and losses, and the tax recognition of mark-to-market gains and losses on open futures contracts. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

The character of distributions paid during the six-month period ended February 28, 2011 (estimated) and the fiscal year ended August 31, 2010, were as follows:

	2/28/11	8/31/10
Distributions paid from:
Ordinary income	$3,310,375	$6,813,956
Return of Capital	—	229,440
Total	$3,310,375	$7,043,396

As of August 31, 2010, the fund's most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and post-October losses	$(2,867,697)
Unrealized depreciation	(1,400,422)
Other accumulated gains	46,585
Accumulated deficit	$(4,221,534)

For federal income tax purposes, the fund had capital loss carryovers at August 31, 2010, the fund's most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as follows:

Capital Loss Carryover	Expiration
$176,811	2015
107,232	2016
2,583,654	2017
$2,867,697

Derivatives

The fund may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The fund's investment objective allows the fund to enter into various types of derivative contracts, including, but not limited to, futures contracts, foreign exchange contracts, credit default swaps, interest rate swaps, total return swaps, currency swaps, and purchased and written options. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract,

American Income Fund | 2011 Semiannual Report

the potential for an illiquid secondary market, and the potential for market movements which may expose the fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. Government securities. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 28, 2011, the fund had outstanding futures contracts as disclosed in the Schedule of Investments.

Swap Agreements

The fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into credit default, interest rate, and total return swap agreements to manage exposure to credit and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the fund is included as part of interest from unaffiliated investments on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Credit Default Swaps

The fund is subject to credit risk in the normal course of pursuing its investment objective. The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the reference entity or index. As a seller of protection on credit default swap agreements, the fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the fund would

American Income Fund | 2011 Semiannual Report

Notes to Financial Statements

effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. As of February 28, 2011, the fund had no outstanding credit default swap agreements.

Interest Rate Swaps

The fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the fund may enter into interest rate swap contracts. Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap", (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor", (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets. The fund's maximum risk of loss from counterparty credit risk is the

American Income Fund | 2011 Semiannual Report

discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund's exposure to the counterparty. As of February 28, 2011, the fund had no outstanding interest rate swap agreements.

Total Return Swaps

Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. As of February 28, 2011, the fund had no outstanding total return swap agreements.

Options Transactions

The fund may utilize options in an attempt to manage market or business risk or enhance its yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of February 28, 2011, the fund had no written or purchased options outstanding.

Derivatives Support

For the six-month period ended February 28, 2011, the quarterly average gross notional amounts of the derivatives held by the fund were $11,614,315 for futures held short.

As of February 28, 2011, the fund's asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Liability Derivatives	Statement of Assets and Liabilities Location	Value
Interest Rate Contracts	Payables, Net Assets – Unrealized Depreciation*	$(40,274)
Balance as of February 28, 2011		$(40,274)

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes to the fund's Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

American Income Fund | 2011 Semiannual Report

Notes to Financial Statements

The effect of derivative instruments on the Statement of Operations for the six-month period ended February 28, 2011:

Amount of realized gain (loss) on derivatives recognized in income:

Futures
Interest Rate Contracts	$232,066

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Futures
Interest Rate Contracts	$39,388

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2011, the fund had when-issued or forward-commitment securities outstanding with a total cost of $17,003,750.

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of February 28, 2011, the fund had no dollar roll transactions.

Illiquid or Restricted Securities

A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the fund's board of directors as reflecting fair value. The fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the fund's board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the fund's board of directors. As of February 28, 2011, the fund held 17 illiquid securities, the value of which was $5,637,461, which represents 6.9% of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Securities	Par	Date Acquired	Cost Basis
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 5.74%, 4/25/37	$745,237	10/07	$730,984
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37	654,861	9/07	631,337
Bear Stearns Commercial Mortgage Securities, 5.99%, 9/11/42, Series 2007-T28, Class D	475,000	10/07	451,543

American Income Fund | 2011 Semiannual Report

Securities (continued)	Par	Date Acquired	Cost Basis
California Federal Bank of Los Angeles, Series 1991-CI2, Class A, 6.15%, 7/15/21	$10,098	7/93	$4,212
Goldman Sachs Mortgage Loan Trust, 4.02%, 1/25/35, Series 2005-AR1, Class B1	1,303,896	5/06	1,270,484
5.74%, 5/25/35, Series 2005-4F, Class B1	2,385,242	5/06	1,281,963
GSMPS Mortgage Loan Trust, Series 2003-1, Class B2, 6.81%, 3/25/43	1,525,446	5/03	1,633,689
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30	548,778	3/08	474,761
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34	976,977	9/04	1,008,709
Prime Mortgage Trust, Series 2004-2,
5.09%, 11/25/19, Class B2	244,329	11/04	242,086
5.09%, 11/25/19, Class B3	183,105	11/04	179,012
Residential Accredit Loans, 5.00%, 6/25/18, Series 2003-QS12, Class M1	559,098	11/05	550,706
5.00%, 9/25/19, Series 2004-QS13, Class M3	190,862	9/08	104,252
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.32%, 4/25/31	771,488	10/03	802,558
Washington Mutual MSC Mortgage Pass-Through Certificates, 7.48%, 4/25/33, Series 2003-MS9, Class CB2	305,666	11/03	342,335
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-7, 4.72%, 7/25/19, Class B2	419,425	8/04	411,911
4.72%, 7/25/19, Class B3	314,710	8/04	304,168

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund and are subject to the fund's overall restriction on borrowing, under which it must maintain asset coverage of at least 300%. For the six-month period ended February 28, 2011, the weighted average borrowings outstanding were $16,228,898. The weighted average interest rate paid by the fund on such borrowings was 0.34%.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. Government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2011, the fund had no outstanding repurchase agreements.

Deferred Compensation Plan

Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the "Plan"). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and

American Income Fund | 2011 Semiannual Report

Notes to Financial Statements

disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from these estimates.

Events Subsequent to Period End

Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2011, through the date of issuance of the fund's financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the fund's financial statements.

(3) Fees and Expenses
   Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.65% of the fund's average weekly net assets. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are a series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the related money market funds, USBAM will reimburse the fund an amount equal to that portion of USBAM's investment advisory fee received from the related money market funds that is attributable to the assets of the fund. These reimbursements, if any, are disclosed as "Fee reimbursements" in the Statement of Operations.

Administrative Fees

USBAM serves as the fund's administrator pursuant to an administration agreement between USBAM and the fund. Under this administration agreement, USBAM receives a monthly administrative fee equal to an annualized rate of 0.10% of the fund's average weekly net assets. For its fee, USBAM provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Sub-Advisory Fees

Nuveen Asset Management, LLC ("NAM") and Nuveen Fund Advisors, Inc. ("NFA") (collectively referred to as "Nuveen") each serve as investment sub-advisor to the fund pursuant to separate investment sub-advisory agreements with USBAM. NAM makes investment decisions for the fund, places purchase and sale orders for the fund's portfolio transactions, and employs the fund's portfolio managers and the securities analysts that provide research services relating to the fund. NFA provides certain other investment sub-advisory services to the fund, including assisting in the supervision of the fund's investment program, risk monitoring, managing the forms and level of leverage employed by the fund, assisting in dividend and distribution level determinations, providing tax advice on issues arising in connection with management of the fund's portfolio, and assisting with pricing of the fund's portfolio securities. USBAM pays monthly fees to NAM and NFA for the services provided under their respective sub-advisory agreements with USBAM. USBAM pays NAM and NFA a monthly fee at an annual rate of 0.45% and 0.15%, respectively, based upon average weekly net assets. Pursuant to a sub-administration agreement between USBAM and NFA, USBAM also pays NFA an annual fee, calculated weekly and paid monthly, equal to 0.10% of the average weekly net assets of the fund for certain administrative and other services that NFA provides to the fund.

American Income Fund | 2011 Semiannual Report

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund equals an annual rate of 0.005% of average weekly net assets. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 28, 2011, custodian fees were increased by $72 as a result of overdrafts and reduced by $21 as a result of interest earned.

Other Fees and Expenses

In addition to the investment advisory, administrative, and custodian fees the fund is responsible for paying most other operating expenses, including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, interest, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2011, legal fees and expenses of $1,977 were paid to a law firm of which an Assistant Secretary of the fund is a partner.

Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all the funds within the First American Family of Funds, or a combination of both methods.

(4) Investment Security Transactions
   Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 28, 2011, aggregated $161,022,225 and $160,154,714, respectively.

(5) Indemnifications
   The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(6) New Accounting Pronouncements
   On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standard Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires the funds to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the update and the impact to the financial statements.

(7) Nuveen Acquisition
  On December 31, 2010, U.S. Bancorp Asset Management, Inc. (the "Advisor") and its parent company, U.S. Bank National Association, sold a portion of the Advisor's asset management business to Nuveen Investments, Inc. ("Nuveen"). Included in the sale was that part of the Advisor's asset management business that advised the First American equity, fixed income, and asset allocation open-end funds, not including the First American money market funds. The Advisor continues to serve as investment advisor to the First American closed-end funds (the "Closed-End Funds").

On October 7, 2010, the Closed-End Funds' board of directors considered and approved new investment sub-advisory agreements between the Advisor and each of Nuveen Asset Management, LLC and Nuveen Fund Advisors, Inc. (the "Nuveen entities"), under which the Nuveen entities provide certain investment advisory services to the Closed-End Funds. The sub-advisory agreements were submitted to their respective fund's shareholders for their

American Income Fund | 2011 Semiannual Report

Notes to Financial Statements

approval and took effect on January 1, 2011. There were no changes in the funds' investment objectives, policies, or expenses as a result of the sub-advisory arrangements between the Advisor and the Nuveen entities. Chris J. Neuharth, CFA, Nuveen Asset Management, continues to serve as lead portfolio manager of American Income Fund.

(8) Regulated Investment Company Modernization Act
  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies ("RICs") since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

American Income Fund | 2011 Semiannual Report

Notice to Shareholders | (unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund's shareholders was held on December 17, 2010. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes (if any) with respect to such matters, are set forth below.

(1)  The fund's shareholders elected the following eight directors:

	Shares Voted "For"	Shares Witholding Authority to Vote
Roger A. Gibson	7,085,636	215,119
Victoria J. Herget	7,090,088	210,667
John P. Kayser	7,088,306	212,449
Leonard W. Kedrowski	7,087,160	213,595
Richard K. Riederer	7,085,778	214,977
Joseph D. Strauss	7,085,557	215,198
Virginia L. Stringer*	7,088,101	212,654
James M. Wade	7,087,936	212,819

* As of January 1, 2011, Virginia L. Stringer is no longer a director of the fund.

(2)  The fund's shareholders approved an amendment to the fund's investment advisory and management agreement with USBAM.

Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
4,818,117	171,795	154,885	2,155,958

(3)  The fund's shareholders approved investment sub-advisory agreements with Nuveen Asset Management, Nuveen Fund Advisors, Inc., and Nuveen Asset Management, LLC.

Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
4,834,729	166,036	144,032	2,155,958

(4)  The fund's shareholders ratified the selection by the fund's board of directors of Ernst & Young LLP as the independent registered public accounting firm for the fund for the fiscal period ending August 31, 2011.

Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
7,045,900	156,416	98,439	—

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available at firstamericanfunds.com and on the Securities and Exchange Commission's website at www.sec.gov. A description of the fund's policies and procedures is also available without charge upon request by calling 800.677.3863. Information regarding how the fund voted proxies relating to portfolio securities is available on the Securities and Exchange Commission's website at www.sec.gov or by calling the fund at 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Form N-Q is available without charge (1) upon request by calling 800.677.3863 and (2) on the Securities and Exchange Commission's website at www.sec.gov. In addition, you may review and copy the fund's Form N-Q at the Commission's Public Reference

American Income Fund | 2011 Semiannual Report

Notice to Shareholders | (unaudited)

Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the calendar quarter-end.

CERTIFICATIONS

In January 2011, the fund's Chief Executive Officer submitted to the New York Stock Exchange ("NYSE") his annual certification required under Section 303A.12(a) of the NYSE corporate governance rules. The certifications of the fund's Principal Executive Officer and Principal Financial Officer required pursuant to Rule 30a-2 under the 1940 Act were filed with the fund's Form N-CSR filing and are available on the Securities and Exchange Commission's website at www.sec.gov.

American Income Fund | 2011 Semiannual Report

First American Privacy Pledge

We want you to understand what information we collect and how it's used.

"Nonpublic personal information" is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•  Know who you are and prevent unauthorized access to your information.

•  Comply with the laws and regulations that govern us.

The types of information we collect

We may collect the following nonpublic personal information about you:

•  Information about your identity, such as your name, address, and social security number.

•  Information about your transactions with us.

•  Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We're permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We'll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•  American Strategic Income Portfolio Inc.

•  American Strategic Income Portfolio Inc. II

•  American Strategic Income Portfolio Inc. III

•  American Select Portfolio Inc.

•  American Municipal Income Portfolio Inc.

•  Minnesota Municipal Income Portfolio Inc.

•  First American Minnesota Municipal Income Fund II, Inc.

•  American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

American Income Fund | 2011 Semiannual Report

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BOARD OF DIRECTORS

Leonard Kedrowski

Chairperson of American Income Fund
Owner and President of Executive and Management Consulting, Inc.

Joseph Strauss

Vice Chairperson of American Income Fund
Owner and President of Strauss Management Company

Roger Gibson

Director of American Income Fund
Director of Charterhouse Group, Inc.

Victoria Herget

Director of American Income Fund
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of American Income Fund
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Richard Riederer

Director of American Income Fund
Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of American Income Fund
Owner and President of Jim Wade Homes

American Income Fund's Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Income Fund

2011 Semiannual Report

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2011    0085-11 MRF-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)                      The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)                     There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)        Not applicable.

(a)(2)        Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)        Not applicable.

(b)                     Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:
/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 29, 2011

By:
/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 29, 2011